Summary of Significant Accounting Policies - Property, Plant and Equipment (Details) $ in Thousands		12 Months Ended
	Jun. 24, 2015	Mar. 04, 2017 USD ($) Point	Feb. 27, 2016 USD ($) $ / Point	Feb. 28, 2015 USD ($)
Intangible Assets
Estimated Useful Life		10 years
Estimated useful life of purchased prescription files acquired in other than business combinations		5 years
Deferred Financing Costs
Amortization expenses of deferred financing costs		$ 4,696	$ 4,691	$ 4,437
Advertising
Advertising expenses, net of vendor advertising allowances		181,438	191,534	194,331
American Express Travel Related Services Company, Inc.
Revenue Recognition
Deferred revenue		$ 35,642	$ 39,253
Value of each point earned by customer based on qualifying purchases at participating retailers under the program Plenti | $ / Point			0.01
Trade names
Intangible Assets
Finite-lived intangible assets amortization period		10 years
Customer relationships
Intangible Assets
Finite-lived intangible assets amortization period		16 years	17 years
Customer relationships | EnvisionRx
Intangible Assets
Estimated Useful Life	17 years
CMS license
Intangible Assets
Finite-lived intangible assets amortization period		24 years	25 years
CMS license | EnvisionRx
Intangible Assets
Estimated Useful Life	25 years
Minimum
Insurance
Workers compensation occurrences		$ 1,000
General liability occurrences		$ 3,000
Minimum | American Express Travel Related Services Company, Inc.
Revenue Recognition
Period for expiration of earned points by customer based on qualifying purchases at participating retailers if not redeemed under the program Plenti (in years)			2 years
Minimum | Customer relationships | EnvisionRx
Intangible Assets
Finite-lived intangible assets amortization period		10 years
Maximum | Customer relationships | EnvisionRx
Intangible Assets
Finite-lived intangible assets amortization period		20 years
Buildings | Minimum
Property, Plant and Equipment
Useful life		30 years
Buildings | Maximum
Property, Plant and Equipment
Useful life		45 years
Equipment | Minimum
Property, Plant and Equipment
Useful life		3 years
Equipment | Maximum
Property, Plant and Equipment
Useful life		15 years
Internal-use software
Property, Plant and Equipment
Capitalized costs		$ 6,189	$ 7,680	$ 7,550
Retail Pharmacy
Revenue Recognition
Number of points awarded for each dollar spent towards front end merchandise | Point		1
Number of points awarded for each qualifying prescription | Point		25
Accumulated number of points in a calendar year to achieve the "Gold" tier | Point		1,000
Percentage discount on qualifying purchases of front end merchandise on achieving "Gold" tier		20.00%
Deferred revenue		$ 60,255	68,605
Deferred revenue included in other current liabilities		46,864	54,926
Deferred revenue included in noncurrent liabilities		$ 13,391	$ 13,679
Pharmacy Services
Vendor Rebates and Allowances and Purchase Discounts
Period for rebates are dispensed to manufacturers		30 days